UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE LIFESTYLE
ALLOCATION 85%
LEGG MASON PARTNERS VARIABLE LIFESTYLE
ALLOCATION 70%
LEGG MASON PARTNERS VARIABLE LIFESTYLE
ALLOCATION 50%

OCTOBER 31, 2008

Legg Mason Partners Variable Lifestyle Allocation 85%
Schedules of Investments (unaudited)
October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.0%
552,539	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$5,989,523
	Legg Mason Partners Equity Trust:
48,449	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	3,582,331
821,844	Legg Mason Partners Appreciation Fund, Class IS Shares	9,032,064
375,755	Legg Mason Partners Fundamental Value Fund, Class IS Shares	3,956,702
863,800	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	5,364,196
226,972	Legg Mason Partners Mid Cap Core Fund, Class IS Shares	3,272,937
451,087	Legg Mason Partners Small Cap Growth Fund, Class IS Shares	4,912,341
964,890	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	7,757,715
107,972	Legg Mason Value Trust, Inc., Institutional Class Shares	3,594,371
635,877	The Royce Fund — Royce Value Fund, Institutional Class Shares	4,502,011
	Western Asset Funds Inc.:
554,310	Western Asset Absolute Return Portfolio, Institutional Class Shares	4,478,826
341,728	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	2,918,360
507,107	Western Asset High Yield Portfolio, Institutional Class Shares	3,433,111
	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $90,848,920)	62,794,488

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$299,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity – $299,005; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47; Market value — $304,980) (Cost — $299,000)	299,000

	TOTAL INVESTMENTS — 99.5% (Cost — $91,147,920#)	63,093,488
	Other Assets in Excess of Liabilities — 0.5%	291,311

	TOTAL NET ASSETS — 100.0%	$63,384,799

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 70%
Schedules of Investments (unaudited) (continued)
October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
441,541	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$4,786,303
50,052	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	3,700,850
644,225	Legg Mason Partners Appreciation Fund, Class IS Shares	7,080,029
384,417	Legg Mason Partners Fundamental Value Fund, Class IS Shares	4,047,909
753,196	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	4,677,347
233,524	Legg Mason Partners Mid Cap Core Fund, Class IS Shares	3,367,421
307,430	Legg Mason Partners Small Cap Growth Fund, Class IS Shares	3,347,911
899,011	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	7,228,048
111,665	Legg Mason Value Trust, Inc., Institutional Class Shares	3,717,342
444,903	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,149,911
1,036,058	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Class Shares	8,371,351
1,161,246	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	9,917,043
520,871	Western Asset High Yield Portfolio, Institutional Class Shares	3,526,295

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $94,814,214)	66,917,760

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$396,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity – $396,007; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due to 5/1/21 to 11/1/47; Market value — $403,920) (Cost — $396,000)	396,000

	TOTAL INVESTMENTS — 100.0% (Cost — $95,210,214#)	67,313,760
	Other Assets in Excess of Liabilities — 0.0%	12,648

	TOTAL NET ASSETS — 100.0%	$67,326,408

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 50%
Schedules of Investments (unaudited) (continued)
October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
505,154	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares*	$5,475,866
	Legg Mason Partners Equity Trust:
90,387	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	6,683,194
689,745	Legg Mason Partners Appreciation Fund, Class IS Shares	7,580,299
571,951	Legg Mason Partners Fundamental Value Fund, Class IS Shares	6,022,648
933,457	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	5,796,767
421,789	Legg Mason Partners Mid Cap Core Fund, Class IS Shares	6,082,196
375,161	Legg Mason Partners Small Cap Growth Fund, Class IS Shares	4,085,499
935,184	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	7,518,882
164,273	Legg Mason Value Trust, Inc., Institutional Class Shares	5,468,644
518,883	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,673,694
	Western Asset Funds Inc.:
2,528,777	Western Asset Absolute Return Portfolio, Institutional Class Shares	20,432,522
4,554,046	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	38,891,552
1,319,453	Western Asset High Yield Portfolio, Institutional Class Shares	8,932,696
	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $172,546,420)	126,644,459

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$678,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity – $678,011; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47 Market value — $691,560) (Cost — $678,000)	678,000

	TOTAL INVESTMENTS — 100.1% (Cost — $173,224,420#)	127,322,459
	Liabilities in Excess of Other Assets — (0.1)%	(72,764)

	TOTAL NET ASSETS — 100.0%	$127,249,695

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective February 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedules of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing Lifestyle Allocation 85%’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$63,093,488	—	$63,093,488	—

The following is a summary of the inputs used in valuing Lifestyle Allocation 70%’s assets carried at fair value:
Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$67,313,760	—	$67,313,760	—

The following is a summary of the inputs used in valuing Lifestyle Allocation 50%’s assets carried at fair value:
Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$127,322,459	—	$127,322,459	—

3. Investments
At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation

Lifestyle Allocation 85%	$1,721,352	$(29,775,784)	$(28,054,432)
Lifestyle Allocation 70%	1,840,428	(29,736,882)	(27,896,454)
Lifestyle Allocation 50%	913,666	(46,815,627)	(45,901,961)

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.
***
During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretations 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: December 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: December 29, 2008

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: December 29, 2008